Reconciliation of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Reconciliation of Provision of Income Taxes [Line Items]
Increases in the valuation allowance	¥ 1,819